Consolidated Statements of Changes in Equity - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2021		$ 60,396,389	[1]	$ 18,138	$ 291,443	$ 4,628,708	$ (960,285)	$ 528,012	$ 64,902,405
Balance, shares at Jun. 30, 2021		1,027,789	[1]	9,069,000
Issuance shares for private placement		$ 19,124,920	[1]						19,124,920
Issuance shares for private placement, shares	[1]	389,037
Exercise of warrants		$ 4,444,136	[1]						4,444,136
Exercise of warrants, shares	[1]	82,298
Share option exercised		$ 180,000	[1]						$ 180,000
Share option exercised, shares		11,138	[1]						13,500
Options granted for services		$ 11,831	[1]						$ 11,831
Net income (loss)			[1]			3,235,559		(219,427)	3,016,132
Foreign currency translation loss			[1]				(3,192,292)	(11,156)	(3,203,448)
Balance at Jun. 30, 2022		$ 84,157,276	[1]	$ 18,138	291,443	7,864,267	(4,152,577)	297,429	$ 88,475,976
Balance, shares at Jun. 30, 2022		1,510,262	[1]	9,069,000
Share option exercised, shares
Net income (loss)			[1]			(7,200,263)		(259,211)	$ (7,459,474)
Foreign currency translation loss			[1]				(6,193,255)	(10,999)	(6,204,254)
Adjustment relating to non-controlling interest			[1]					(26,245)	(26,245)
Share-based compensation for services		$ 1,559,302	[1]						1,559,302
Share based compensation for services shares	[1]	42,500
Balance at Jun. 30, 2023		$ 85,716,578	[1]	$ 18,138	291,443	664,004	(10,345,832)	974	76,345,305
Balance, shares at Jun. 30, 2023		1,552,762	[1]	9,069,000
Issuance shares for private placement		$ 4,920,800	[1]						4,920,800
Issuance shares for private placement, shares	[1]	2,000,000
Exercise of warrants		$ 329,480	[1]						$ 329,480
Exercise of warrants, shares	[1]	109,092
Share option exercised, shares
Options granted for services		$ 313,940	[1]						$ 313,940
Net income (loss)			[1]			(6,055,713)		(936)	(6,056,649)
Foreign currency translation loss			[1]				$ (165,485)	$ 4	$ (165,481)
Reverse split shares		(810)	[1]						(810)
Reverse split shares, shares	[1]	(196)
Issuance shares for services		$ 485,000	[1]						$ 485,000
Warrants modification		239,308	[1]						239,308
Balance at Jun. 30, 2024		$ 92,004,296	[1]	$ 18,138	$ 291,443	$ (5,391,709)	$ (10,511,317)	$ 42	$ 76,410,893
Balance, shares at Jun. 30, 2024		3,661,658	[1]	9,069,000

[1]	Retroactively restated for twenty-for-one share consolidation on November 6, 2023.